Long-Term Debt - Additional Information - Term Loans (Detail) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 31, 2020 USD ($) term_loan vessel credit_facility contract	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Feb. 08, 2021 credit_facility	Dec. 31, 2020 EUR (€) vessel term_loan credit_facility	Dec. 31, 2019 EUR (€) vessel
Debt Instrument [Line Items]
Carrying amount of long-term debt		$ 2,087,083	$ 2,867,120
Unrealized foreign exchange gain (loss)		(20,718)	(13,574)	$ 6,140
Long-term Debt, Excluding Current Maturities		1,793,741	2,303,840
Current portion of long-term debt (note 8)		261,366	523,312
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Carrying amount of long-term debt		$ 152,710	165,376
Euro-denominated Term Loans due through 2024 | Teekay LNG
Debt Instrument [Line Items]
Number of debt instruments | term_loan		2
Carrying amount of long-term debt		$ 152,700	165,400			€ 125,000	€ 147,500
Number of long term time charter contracts | contract		2
Euro-denominated Term Loans due through 2024 | Teekay LNG
Debt Instrument [Line Items]
Number of vessels | vessel		2				2
Number of Subsidiaries As Debt Guarantor | credit_facility		1				1
Euro-denominated Term Loans due through 2024 | Euro Interbank Offered Rate Euribor [Member] | Minimum | Teekay LNG
Debt Instrument [Line Items]
Debt instrument spread on variable rate		0.60%
Euro-denominated Term Loans due through 2024 | Euro Interbank Offered Rate Euribor [Member] | Maximum | Teekay LNG
Debt Instrument [Line Items]
Debt instrument spread on variable rate		1.95%
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Number of debt instruments | term_loan		6
Carrying amount of long-term debt		$ 938,280	$ 1,336,437
Number of term loans which have balloon or bullet repayments | term_loan		5				5
Number of vessels | vessel		20	24			20	24
U.S. Dollar-denominated Term Loans due through 2030 | United States of America, Dollars
Debt Instrument [Line Items]
Carrying amount of long-term debt		$ 938,300	$ 1,300,000
U.S. Dollar-denominated Term Loans due through 2030 | Subsequent Events
Debt Instrument [Line Items]
Number of credit facilities | credit_facility					1
Long-term Debt, Refinanced, Amount	$ 177,000
U.S. Dollar-denominated Term Loans due through 2030 | Remaining Term Loans | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments | term_loan		1
U.S. Dollar-denominated Term Loans due through 2030 | Remaining Term Loans | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		0.30%
U.S. Dollar-denominated Term Loans due through 2030 | Remaining Term Loans | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		3.25%
U.S. Dollar-denominated Term Loans due through 2030 | Term Loan One
Debt Instrument [Line Items]
Debt interest rate		4.26%				4.26%